Segment Reporting - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Operating profit	$ 1,439	$ 1,635	$ 2,199
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	1,291	1,432	1,988
Industrial Activities [Member] | Operating Segments [Member] | Agricultural Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	818	952	1,770
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	2	90	79
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	333	283	29
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	232	186	223
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	(94)	(79)	(113)
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	478	515	554
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	$ (330)	$ (312)	$ (343)